Share-Based Payments - Summary of Charges in Income Statement in Respect of Equity-Settled Share-Based Payment Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment charges	£ 29	£ 25	£ 37